Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 508	$ 307	$ 414
Less: Income (loss) from discontinued operations, net of tax	238	43	(146)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities from continuing operations:
Amortization of upfront license fees	198	199	193
Depreciation	171	176	181
Stock-based compensation	38	34	34
Amortization	33	40	45
Gain on sale of business	0	0	(278)
Deferred income taxes	(36)	(36)	(42)
Foreign exchange (gain) loss, net	(52)	44	17
Other non-cash items, net	14	14	16
Changes in operating assets and liabilities, excluding the effects of divestitures:
Trade and other receivables	(85)	(55)	114
Inventories	(5)	(21)	(17)
Accounts payable	88	82	(60)
Accrued interest payable	(16)	0	(15)
Accrued income taxes	45	111	(29)
Other assets and liabilities	23	63	14
Net cash provided by operating activities from continuing operations	689	916	734
Net cash provided by operating activities from discontinued operations	341	125	165
Net cash provided by operating activities	1,030	1,040	899
Cash flows from investing activities
Capital expenditures	(149)	(147)	(162)
Proceeds from sale of business, net of cash and restricted cash transferred	0	0	476
Other investing activities, net	0	(3)	13
Net cash (used in) provided by investing activities from continuing operations	(150)	(151)	328
Net cash used in investing activities from discontinued operations	(207)	(242)	(159)
Net cash (used in) provided by investing activities	(357)	(393)	168
Cash flows from financing activities
Principal payments on long-term debt	(500)	(801)	(597)
Net (repayments of) proceeds from Revolving Credit Facilities	(175)
Net (repayments of) proceeds from Revolving Credit Facilities		609	72
Net (payments of) proceeds from short-term borrowings		13
Net (payments of) proceeds from short-term borrowings	(16)		(51)
Net receipts from financial liabilities	24	1	75
Proceeds from long-term debt	556	0	0
Repurchases of common stock	0	0	(115)
Dividends paid	(161)	(160)	(161)
Dividends paid - non-controlling interests	(159)	(151)	(176)
Return of capital - non-controlling interests	(73)	(74)	(75)
Other financing activities, net	(32)	(28)	(34)
Net cash used in financing activities from continuing operations	(536)	(592)	(1,063)
Net cash used in financing activities from discontinued operations	(50)	(46)	(3)
Net cash used in financing activities	(586)	(638)	(1,065)
Net increase in cash and cash equivalents and restricted cash and cash equivalents	87	10	2
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(51)	(11)	(70)
Cash and cash equivalents and restricted cash and cash equivalents at the beginning of the period	739	740	808
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period	775	739	740
Less: Cash and cash equivalents and restricted cash and cash equivalents of discontinued operations	71	86	99
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period	704	653	642
Cash paid during the period for:
Interest	221	208	228
Income taxes	241	149	283
Non-cash investing activities:
Capital expenditures	$ 38	$ 20	$ 24